Document and Entity Information	Apr. 17, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Apr. 17, 2026
Entity Registrant Name	DAMORA THERAPEUTICS, INC.
Entity Central Index Key	0001800315
Entity Emerging Growth Company	false
Entity File Number	001-39655
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	37-1957007
Entity Address, Address Line One	221 Crescent Street
Entity Address, Address Line Two	Building 23, Suite 105
Entity Address, City or Town	Waltham
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	02453
City Area Code	781
Local Phone Number	281-9020
Title of 12(b) Security	Common Stock, $0.00001 par value per share
Trading Symbol	DMRA
Security Exchange Name	NASDAQ
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false